Consolidated Balance Sheets (Parentheticals) - $ / shares	Oct. 31, 2025	Oct. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.078	$ 0.078
Ordinary shares, authorized (in Shares)	125,000,000	125,000,000
Ordinary shares, issued (in Shares)	1,255,785	275,285
Ordinary shares, outstanding (in Shares)	1,255,785	275,285